Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (3,919,453)	$ 236,506	$ (251,993)
Other comprehensive income (loss), net of tax:
Reclassification adjustment for amortization of unrecognized prior service credits included in net periodic pension costs and other, net of tax	(248)	(109)	(107)
Reclassification adjustment for amortization of unrecognized actuarial loss included in net periodic pension costs, net of tax	5,244	6,510	12,320
Actuarial gain (loss) arising during the year, net of tax	22,943	(58,403)	45,070
Curtailment gain, net of tax of $3.8 million	6,510
Unrealized gains (losses) on investments, net of tax	(21)	258	629
Reclassification adjustment for realized loss (gain) on investments, net of tax	(340)	(390)	123
Other comprehensive income (loss)	34,088	(52,134)	58,035
Comprehensive income (loss)	(3,885,365)	184,372	(193,958)
Comprehensive income attributable to noncontrolling interest	(3,934)	(3,974)	(3,687)
Comprehensive income (loss) attributable to Intelsat S.A.	$ (3,889,299)	$ 180,398	$ (197,645)